VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 11.632%, 4/15/34(1)(2)	$ 2,000	$ 2,007
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 8.187%, 10/16/37(1)(2)	1,000	1,007
		3,014

Total Asset-Backed Securities (Identified Cost $2,979)		3,014

Convertible Bonds and Notes—1.1%
Communication Services—1.1%
Cable One, Inc. 1.125%, 3/15/28	5,315	4,219
Liberty Interactive LLC 4.000%, 11/15/29	1,250	331
		4,550

Total Convertible Bonds and Notes (Identified Cost $5,420)		4,550

Corporate Bonds and Notes—89.2%
Communication Services—9.8%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,990	1,779
ANGI Group LLC 144A 3.875%, 8/15/28(1)	2,709	2,458
Cable One, Inc. 144A 4.000%, 11/15/30(1)(3)	6,444	5,110
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	1,085	1,006
Connect Finco S.a.r.l. 144A 9.000%, 9/15/29(1)	5,705	5,201
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	2,635	2,548
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	1,964	1,962
Gray Media, Inc. 144A 10.500%, 7/15/29(1)	1,215	1,266
Iliad Holding SASU 144A 8.500%, 4/15/31(1)	1,925	2,019
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	3,363	2,812
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	1,216	1,213
Sirius XM Radio LLC 144A 4.000%, 7/15/28(1)	2,875	2,682
Snap, Inc. 144A 6.875%, 3/1/33(1)	2,111	2,111
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,054
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,373
Warnermedia Holdings, Inc. 4.279%, 3/15/32	3,602	3,174
	Par Value	Value

Communication Services—continued
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	$ 3,507	$ 3,082
		40,850

Consumer Discretionary—11.8%
Academy Ltd. 144A 6.000%, 11/15/27(1)	1,420	1,417
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	395
144A 5.000%, 2/15/32(1)	2,663	2,415
Bath & Body Works, Inc. 6.750%, 7/1/36	2,102	2,095
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	1,073	1,081
Carvana Co. PIK 144A 9.000%, 6/1/30(1)(4)	1,912	2,024
Champ Acquisition Corp. 144A 8.375%, 12/1/31(1)	1,102	1,138
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	391	394
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	335
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	2,437	2,519
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	2,007
144A 6.875%, 3/1/32(1)	4,606	4,663
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)(3)	1,856	1,536
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,410	1,413
Hilton Grand Vacations Borrower LLC 144A 6.625%, 1/15/32(1)	995	986
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	904
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	3,465	3,139
Macy’s Retail Holdings LLC 5.125%, 1/15/42	852	580
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,230	2,123
New Home Co., Inc. (The) 144A 9.250%, 10/1/29(1)	3,022	3,100
QVC, Inc.
5.450%, 8/15/34	4,288	2,128
144A 6.875%, 4/15/29(1)(3)	2,462	1,686
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,849
144A 4.625%, 12/1/31(1)	1,720	1,545
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,886	1,900
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	4,399	4,159
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,134	1,106
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	723	715
		49,352

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Consumer Staples—1.5%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	$ 1,830	$ 1,696
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	2,090	2,177
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	2,670	2,457
		6,330

Energy—8.5%
Ascent Resources Utica Holdings LLC
144A 9.000%, 11/1/27(1)	329	403
144A 8.250%, 12/31/28(1)	935	953
California Resources Corp. 144A 8.250%, 6/15/29(1)	1,908	1,939
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	255	254
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	1,607	1,658
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	2,356	2,181
Crescent Energy Finance LLC
144A 7.625%, 4/1/32(1)	1,040	1,029
144A 7.375%, 1/15/33(1)	944	910
Energy Transfer LP 7.125%, 10/1/54(3)	1,785	1,813
Global Partners LP 144A 8.250%, 1/15/32(1)	900	925
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	2,096	2,092
Nabors Industries, Inc.
144A 7.375%, 5/15/27(1)	1,055	1,041
144A 9.125%, 1/31/30(1)	1,066	1,066
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	2,020	2,056
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	1,014	991
Rockies Express Pipeline LLC
144A 3.600%, 5/15/25(1)	1,657	1,650
144A 4.950%, 7/15/29(1)	1,092	1,046
144A 6.750%, 3/15/33(1)	48	49
144A 7.500%, 7/15/38(1)	2,408	2,430
Tallgrass Energy Partners LP 144A 7.375%, 2/15/29(1)	992	997
Talos Production, Inc. 144A 9.000%, 2/1/29(1)	544	559
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,554	1,579
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,868	1,909
Transocean, Inc. 144A 8.750%, 2/15/30(1)	882	917
Venture Global LNG, Inc.
144A 9.000%(1)(5)	1,272	1,207
144A 9.500%, 2/1/29(1)	2,328	2,496
144A 7.000%, 1/15/30(1)	442	436
Vital Energy, Inc. 9.750%, 10/15/30	995	1,012
	Par Value	Value

Energy—continued
Welltec International ApS 144A 8.250%, 10/15/26(1)(3)	$ 171	$ 172
		35,770

Financials—30.5%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	1,070	1,002
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	996
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	1,465	1,396
APH Somerset Investor 2 LLC 144A 7.875%, 11/1/29(1)	2,072	2,042
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	1,170	1,061
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,765	1,895
Arsenal AIC Parent LLC
144A 8.000%, 10/1/30(1)	932	950
144A 11.500%, 10/1/31(1)	1,905	2,072
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	1,475	1,468
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	2,028	2,055
Blackstone Mortgage Trust, Inc. 144A 7.750%, 12/1/29(1)	1,017	1,047
Borr IHC Ltd.
144A 10.000%, 11/15/28(1)	426	403
144A 10.375%, 11/15/30(1)	676	627
Bread Financial Holdings, Inc.
144A 9.750%, 3/15/29(1)	2,978	3,144
144A 8.375%, 6/15/35(1)	1,100	1,076
CCO Holdings LLC 144A 7.375%, 3/1/31(1)(3)	3,941	4,004
Charter Communications Operating LLC
6.650%, 2/1/34	1,595	1,653
6.484%, 10/23/45	4,488	4,267
Consolidated Energy Finance S.A.
144A 5.625%, 10/15/28(1)	1,215	1,045
144A 12.000%, 2/15/31(1)	880	878
Enact Holdings, Inc. 6.250%, 5/28/29	4,117	4,224
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	2,940	3,079
Enova International, Inc.
144A 11.250%, 12/15/28(1)	1,542	1,661
144A 9.125%, 8/1/29(1)	2,024	2,086
Freedom Mortgage Corp.
144A 7.625%, 5/1/26(1)	1,553	1,549
144A 12.000%, 10/1/28(1)	1,411	1,516
Freedom Mortgage Holdings LLC
144A 9.250%, 2/1/29(1)	1,389	1,411
144A 8.375%, 4/1/32(1)	1,100	1,075
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,901
goeasy Ltd.
144A 9.250%, 12/1/28(1)	2,023	2,124
144A 7.625%, 7/1/29(1)	1,647	1,647
144A 7.375%, 10/1/30(1)	1,075	1,054
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	755	765

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	$ 1,590	$ 1,536
Hilcorp Energy I LP
144A 8.375%, 11/1/33(1)	4,656	4,771
144A 7.250%, 2/15/35(1)	1,165	1,113
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	4,210	4,254
INEOS Finance plc 144A 6.750%, 5/15/28(1)	4,005	4,008
Jefferies Finance LLC
144A 5.000%, 8/15/28(1)	1,595	1,499
144A 6.625%, 10/15/31(1)	1,055	1,044
Level 3 Financing, Inc.
144A 10.500%, 5/15/30(1)	1,830	1,961
144A 10.750%, 12/15/30(1)	1,836	2,029
144A 10.000%, 10/15/32(1)	1,097	1,092
Macquarie Airfinance Holdings Ltd.
144A 8.375%, 5/1/28(1)	1,006	1,049
144A 8.125%, 3/30/29(1)	1,010	1,060
Nationstar Mortgage Holdings, Inc.
144A 6.500%, 8/1/29(1)	882	894
144A 5.750%, 11/15/31(1)	1,677	1,676
144A 7.125%, 2/1/32(1)	511	531
NFE Financing LLC 144A 12.000%, 11/15/29(1)	1,160	978
OneMain Finance Corp.
9.000%, 1/15/29	2,717	2,851
7.875%, 3/15/30	1,197	1,241
6.750%, 3/15/32	935	918
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	300	300
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	1,480	1,477
144A 7.875%, 12/15/29(1)	1,175	1,222
144A 6.875%, 2/15/33(1)	2,139	2,126
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	1,802	1,660
144A 8.875%, 1/31/30(1)	1,981	2,066
Rocket Mortgage LLC 144A 4.000%, 10/15/33(1)	2,434	2,088
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	1,050	1,010
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,085	1,084
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	1,005	1,013
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,742	1,737
144A 5.500%, 4/15/29(1)	5,127	4,943
UWM Holdings LLC 144A 6.625%, 2/1/30(1)	620	615
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,808
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	3,373	3,374
144A 9.125%, 7/15/31(1)	1,907	2,037
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,222
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(1)	1,580	1,372
144A 7.750%, 4/15/32(1)	1,195	1,198
	Par Value	Value

Financials—continued
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	$ 1,601	$ 1,626
WEX, Inc. 144A 6.500%, 3/15/33(1)	1,068	1,056
		127,712

Health Care—2.1%
DaVita, Inc.
144A 4.625%, 6/1/30(1)	460	424
144A 6.875%, 9/1/32(1)	1,975	1,986
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	1,385	962
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,265	1,286
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	945	997
144A 11.000%, 10/15/30(1)	879	956
Organon & Co. 144A 6.750%, 5/15/34(1)	2,015	1,977
		8,588

Industrials—7.0%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,993	1,931
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	590	598
Aris Water Holdings LLC 144A 7.250%, 4/1/30(1)	391	395
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	2,074	1,952
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	3,400	3,238
Cimpress plc 144A 7.375%, 9/15/32(1)	1,990	1,829
Deluxe Corp. 144A 8.125%, 9/15/29(1)	1,067	1,073
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	1,853	1,935
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	2,370	1,934
Griffon Corp. 5.750%, 3/1/28	140	137
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	1,990	2,046
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,462
Pike Corp. 144A 8.625%, 1/31/31(1)	1,975	2,081
Spirit AeroSystems, Inc.
144A 9.375%, 11/30/29(1)	916	977
144A 9.750%, 11/15/30(1)	939	1,037
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,069
TrueNoord Capital DAC 144A 8.750%, 3/1/30(1)	1,270	1,289
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	2,058	2,083

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Industrials—continued
Velocity Vehicle Group LLC 144A 8.000%, 6/1/29(1)	$ 2,076	$ 2,130
		29,196

Information Technology—4.9%
Acrisure LLC
144A 8.500%, 6/15/29(1)	475	495
144A 7.500%, 11/6/30(1)	750	763
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	4,604	4,529
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	1,840	1,915
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	4,199	4,082
144A 9.000%, 9/30/29(1)	1,940	1,935
Diebold Nixdorf, Inc. 144A 7.750%, 3/31/30(1)	1,316	1,364
Sabre GLBL, Inc.
144A 8.625%, 6/1/27(1)(3)	816	807
144A 11.250%, 12/15/27(1)	2,340	2,480
144A 10.750%, 11/15/29(1)	367	370
Seagate HDD Cayman 5.750%, 12/1/34	1,050	1,020
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	345	350
144A 6.375%, 3/15/33(1)	424	426
		20,536

Materials—8.7%
Allegheny Ludlum LLC 6.950%, 12/15/25	956	960
Celanese U.S. Holdings LLC 6.950%, 11/15/33	3,041	3,178
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	1,075	1,005
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)	3,121	2,995
144A 7.375%, 5/1/33(1)	1,105	1,060
First Quantum Minerals Ltd.
144A 6.875%, 10/15/27(1)	467	466
144A 9.375%, 3/1/29(1)	5,030	5,294
144A 8.000%, 3/1/33(1)	200	203
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	390	381
Hecla Mining Co. 7.250%, 2/15/28	620	626
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(3)	883	913
Kaiser Aluminum Corp. 144A 4.500%, 6/1/31(1)	1,155	1,022
Knife River Corp. 144A 7.750%, 5/1/31(1)	2,390	2,488
Mativ Holdings, Inc. 144A 8.000%, 10/1/29(1)	3,351	2,888
Mineral Resources Ltd.
144A 8.125%, 5/1/27(1)	3,123	3,093
144A 8.000%, 11/1/27(1)	1,020	1,008
144A 9.250%, 10/1/28(1)	1,983	1,983
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	184	185
	Par Value	Value

Materials—continued
144A 6.750%, 3/1/33(1)	$ 184	$ 183
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	853
144A 8.875%, 11/15/31(1)	2,220	2,300
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,952
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,555
		36,591

Real Estate—2.4%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	3,500	3,472
Global Net Lease, Inc. 144A 3.750%, 12/15/27(1)	1,120	1,054
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	4,322	4,194
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	1,615	1,522
		10,242

Utilities—2.0%
Alpha Generation LLC 144A 6.750%, 10/15/32(1)	209	209
Lightning Power LLC 144A 7.250%, 8/15/32(1)	4,035	4,154
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,119	2,086
Vistra Corp. 144A 8.000% (1)(5)	2,044	2,098
		8,547

Total Corporate Bonds and Notes (Identified Cost $377,264)		373,714

Leveraged Loans—2.0%
Financials—0.7%
Asurion LLC
Tranche B-12 (1 month Term SOFR + 4.250%) 8.575%, 9/19/30(2)	982	969
Tranche B-4 (1 month Term SOFR + 5.364%) 9.689%, 1/20/29(2)	1,125	1,039
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.325%, 6/13/31(2)	980	970
		2,978

Food and Drug—0.2%
Walgreens Boots Alliance 0.000%, 8/7/26(2)(6)	1,000	989
Forest Prod / Containers—0.3%
Domtar Corp. (1 month Term SOFR + 5.614%) 9.939%, 11/30/28(2)	1,222	1,187

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—0.6%
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.053%, 4/16/29(2)	$ 428	$ 429
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.425%, 6/30/28(2)	2,092	2,009
		2,438

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(2)	454	447
Media / Telecom - Diversified Media—0.1%
DIRECTV Financing LLC 2025, Tranche B 0.000%, 2/17/31(2)(6)	500	476
Total Leveraged Loans (Identified Cost $8,467)		8,515

	Shares
Preferred Stock—0.1%
Communication Services—0.1%
LiveStyle, Inc. Series B(7)(8)	3,156	316
Total Preferred Stock (Identified Cost $309)		316

Common Stocks—0.0%
Communication Services—0.0%
LiveStyle, Inc. (7)(8)(9)	67,983	—
Energy—0.0%
SandRidge Energy, Inc.	159	2
Financials—0.0%
Erickson, Inc.(7)(9)	2,675	—
Total Common Stocks (Identified Cost $1,492)		2

Affiliated Exchange-Traded Fund—4.5%
Financials—4.5%
Virtus Seix Senior Loan ETF(3)(10)(11)	802,814	18,954
Total Affiliated Exchange-Traded Fund (Identified Cost $19,281)		18,954

Total Long-Term Investments—97.6% (Identified Cost $415,212)		409,065

	Shares	Value

Securities Lending Collateral—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(11)(12)	12,075,060	$ 12,075
Total Securities Lending Collateral (Identified Cost $12,075)		12,075

TOTAL INVESTMENTS—100.5% (Identified Cost $427,287)		$421,140
Other assets and liabilities, net—(0.5)%		(2,302)
NET ASSETS—100.0%		$418,838

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $337,426 or 80.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	100% of the income received was in PIK.
(5)	No contractual maturity date.
(6)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	All or a portion of the security is restricted.
(9)	Non-income producing.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Country Weightings†
United States	84%
United Kingdom	4
Canada	3
Cayman Islands	3
Bermuda	2
Australia	2
Ireland	1
Other	1
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$3,014	$—	$3,014	$—
Convertible Bonds and Notes	4,550	—	4,550	—
Corporate Bonds and Notes	373,714	—	373,714	—
Leveraged Loans	8,515	—	8,515	—
Equity Securities:
Preferred Stock	316	—	—	316
Common Stocks	2	2	—	—(1)
Affiliated Exchange-Traded Fund	18,954	18,954	—	—
Securities Lending Collateral	12,075	12,075	—	—
Total Investments	$421,140	$31,031	$389,793	$316

(1)	Includes internally fair valued securities currently priced at zero ($0).
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.